American Century Investments®
Quarterly Portfolio Holdings
International Value Fund
February 29, 2020

International Value - Schedule of Investments
FEBRUARY 29, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 95.7%
Australia — 3.5%
Aristocrat Leisure Ltd.	11,047	237,115
Aurizon Holdings Ltd.	47,799	148,264
Australia & New Zealand Banking Group Ltd.	39,697	634,033
BlueScope Steel Ltd.	8,188	62,712
Commonwealth Bank of Australia	2,579	135,438
Fortescue Metals Group Ltd.	35,079	228,837
Santos Ltd.	9,726	42,620
Telstra Corp. Ltd.	9,285	20,445
		1,509,464
Austria — 0.3%
ANDRITZ AG	2,536	90,017
Raiffeisen Bank International AG	2,676	55,686
		145,703
Belgium — 0.5%
KBC Group NV	2,471	164,563
Telenet Group Holding NV	1,333	51,315
		215,878
Denmark — 0.6%
Carlsberg A/S, B Shares	903	119,730
Novo Nordisk A/S, B Shares	2,548	151,437
		271,167
Finland — 1.8%
Fortum Oyj	4,327	92,820
Kone Oyj, B Shares(1)	7,431	419,417
Orion Oyj, Class B	7,039	279,932
		792,169
France — 12.8%
AXA SA	17,380	404,581
BNP Paribas SA	15,945	779,100
CNP Assurances	2,520	39,671
Dassault Systemes SE	1,466	231,632
Hermes International	472	333,982
Kering SA	522	299,709
L'Oreal SA	1,177	316,549
Legrand SA	6,095	470,543
Peugeot SA	22,625	441,165
Safran SA	2,148	298,411
Sanofi	4,864	449,841
Schneider Electric SE	1,900	193,654
Societe Generale SA	4,800	136,898
TOTAL SA	21,946	940,375
Vinci SA	1,882	191,434
		5,527,545

Germany — 6.1%
adidas AG	556	154,912
Allianz SE	3,282	708,977
Bayer AG	1,746	126,408
Brenntag AG	4,622	206,410
Deutsche Post AG	3,700	110,837
GEA Group AG	6,286	166,412
Hannover Rueck SE	708	126,137
Muenchener Rueckversicherungs-Gesellschaft AG	1,404	358,010
RWE AG	10,843	373,979
Siemens AG	2,629	270,538
		2,602,620
Hong Kong — 2.7%
BOC Hong Kong Holdings Ltd.	26,500	91,567
Galaxy Entertainment Group Ltd.	28,000	186,986
Hang Seng Bank Ltd.	17,100	354,016
Hong Kong Exchanges & Clearing Ltd.	2,000	66,144
Sands China Ltd.	98,800	464,036
		1,162,749
Israel — 0.5%
Check Point Software Technologies Ltd.(2)	2,200	228,360
Italy — 2.3%
Enel SpA	46,864	392,420
Ferrari NV	2,942	464,909
Fiat Chrysler Automobiles NV	11,200	140,014
		997,343
Japan — 25.5%
ABC-Mart, Inc.	5,500	316,866
Amada Holdings Co. Ltd.	43,300	401,752
Astellas Pharma, Inc.	27,000	423,389
Bandai Namco Holdings, Inc.	2,300	114,255
Brother Industries Ltd.	25,000	449,400
Chugai Pharmaceutical Co. Ltd.	800	86,542
Hitachi High-Tech Corp.	4,000	297,341
Hitachi Ltd.	2,900	97,275
Honda Motor Co. Ltd.	7,600	194,260
Hoya Corp.	800	70,902
ITOCHU Corp.	22,900	520,609
KDDI Corp.	17,200	486,079
Mitsubishi Chemical Holdings Corp.	16,300	109,156
Mitsubishi UFJ Financial Group, Inc.	79,300	389,025
Nexon Co. Ltd.	10,000	158,460
Nintendo Co. Ltd.	1,300	443,577
Nitori Holdings Co. Ltd.	3,200	443,450
NTT DOCOMO, Inc.	26,400	713,495
Recruit Holdings Co. Ltd.	4,200	145,840
Santen Pharmaceutical Co. Ltd.	9,000	144,448
Sekisui House Ltd.	25,800	505,065
Shin-Etsu Chemical Co. Ltd.	3,400	380,268

Shionogi & Co. Ltd.	8,100	437,206
Showa Denko KK	4,000	85,874
Softbank Corp.	25,400	332,219
SoftBank Group Corp.	5,500	253,388
Sony Corp.	5,700	352,733
Sumitomo Mitsui Financial Group, Inc.	9,900	318,214
Sundrug Co. Ltd.	3,800	118,446
Takeda Pharmaceutical Co. Ltd.	5,100	177,050
Tokyo Electron Ltd.	2,100	431,653
Toyota Motor Corp.	11,000	719,291
Trend Micro, Inc.	3,000	148,775
Tsuruha Holdings, Inc.	3,600	417,000
Welcia Holdings Co. Ltd.	5,100	309,958
		10,993,261
Netherlands — 1.1%
Koninklijke DSM NV	1,017	115,168
NN Group NV	9,747	333,692
		448,860
New Zealand — 1.3%
a2 Milk Co. Ltd.(2)	31,706	318,894
Meridian Energy Ltd.	83,476	241,484
		560,378
Norway — 0.9%
Aker BP ASA	14,304	339,457
Equinor ASA	1,818	27,953
		367,410
Singapore — 3.1%
DBS Group Holdings Ltd.	11,000	192,087
Oversea-Chinese Banking Corp. Ltd.	57,600	442,192
Singapore Telecommunications Ltd.	117,600	254,514
United Overseas Bank Ltd.	24,400	432,893
		1,321,686
Spain — 4.6%
Banco Bilbao Vizcaya Argentaria SA	133,477	644,922
Banco Santander SA	11,123	41,305
Iberdrola SA	80,117	916,991
Industria de Diseno Textil SA	5,862	182,447
Mapfre SA	37,262	83,921
Telefonica SA	19,344	114,523
		1,984,109
Sweden — 3.6%
Hennes & Mauritz AB, B Shares(1)	27,847	503,747
Investor AB, B Shares	8,291	414,528
Kinnevik AB, B Shares	21,900	447,407
Lundin Petroleum AB	6,838	194,975
		1,560,657
Switzerland — 7.6%
Geberit AG	885	443,776
Kuehne + Nagel International AG	3,152	461,937

Nestle SA	2,338	242,233
Novartis AG	5,525	463,819
Partners Group Holding AG	330	288,476
Roche Holding AG	1,500	488,917
UBS Group AG(2)	9,016	99,863
Zurich Insurance Group AG	1,992	775,224
		3,264,245
United Kingdom — 16.9%
3i Group plc	22,162	288,922
BHP Group plc	32,623	590,658
BP plc	83,276	431,353
British American Tobacco plc	2,760	109,682
Burberry Group plc	5,238	114,430
Evraz plc	86,639	375,833
Ferguson plc	5,259	459,365
GlaxoSmithKline plc	55,000	1,108,331
HSBC Holdings plc(1)	143,048	960,512
Legal & General Group plc	156,685	528,434
London Stock Exchange Group plc	414	40,495
Rio Tinto plc	8,751	410,153
Royal Dutch Shell plc, B Shares	61,158	1,328,097
Sage Group plc (The)	17,900	159,440
Vodafone Group plc	208,682	364,446
		7,270,151
TOTAL COMMON STOCKS (Cost $43,859,248)		41,223,755
EXCHANGE-TRADED FUNDS — 3.1%
iShares MSCI EAFE ETF	14,784	920,156
iShares MSCI EAFE Value ETF(1)	5,500	241,615
iShares MSCI Japan ETF(1)	2,950	156,232
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,364,151)		1,318,003
TEMPORARY CASH INVESTMENTS — 0.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.625% - 7.875%, 2/15/21 - 5/15/45, valued at $143,022), in a joint trading account at 1.35%, dated 2/28/20, due 3/2/20 (Delivery value $139,632)		139,616
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,885	7,885
TOTAL TEMPORARY CASH INVESTMENTS (Cost $147,501)		147,501
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 4.2%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,802,718)	1,802,718	1,802,718
TOTAL INVESTMENT SECURITIES — 103.3% (Cost $47,173,618)		44,491,977
OTHER ASSETS AND LIABILITIES — (3.3)%		(1,403,559)
TOTAL NET ASSETS — 100.0%		$43,088,418

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.9%
Consumer Discretionary	14.5%
Industrials	11.7%
Health Care	10.1%
Energy	7.7%
Communication Services	7.5%
Materials	5.5%
Utilities	4.7%
Information Technology	4.6%
Consumer Staples	4.5%
Exchange-Traded Funds	3.1%
Cash and Equivalents*	1.2%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,724,884. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.

(2)	Non-income producing.

(3)	Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $1,802,718.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	228,360	40,995,395	—
Exchange-Traded Funds	1,318,003	—	—
Temporary Cash Investments	7,885	139,616	—
Temporary Cash Investments - Securities Lending Collateral	1,802,718	—	—
	3,356,966	41,135,011	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.